BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.           BASIS OF PRESENTATION

These consolidated financial statements for the year ended December 31, 2020 (“financial statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

These financial statements were prepared on a going concern basis under the historical cost method except for certain financial assets and liabilities which are measured at fair value. The Company's significant accounting policies are presented in Note 3 and have been consistently applied in each of the periods presented other than as noted in Note 4. Significant accounting estimates, judgments and assumptions used or exercised by management in the preparation of these financial statements are presented in Note 5.